INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares		2 Months Ended	6 Months Ended
	Apr. 24, 2020	Dec. 31, 2019	Jun. 30, 2020
INITIAL PUBLIC OFFERING
Sale of Stock, Number of Shares Issued in Transaction	82,800,000		82,800,000
Additional Purchase of Underwriting Shares			10,800,000
Shares Issued, Price Per Share			$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
IPO [Member]
INITIAL PUBLIC OFFERING
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
Sale of Stock, Number of Units will be offered in Proposed Public Offering		72,000,000
Proposed Public Offering, purchase price per unit		$ 10.00
Units to be sold under public offer underwritten composition description		Each Unit will consist of one Class A ordinary share and one-third of one redeemable warrant ("Public Warrant").
IPO [Member] | Underwriters Overallotment Option [Member]
INITIAL PUBLIC OFFERING
Sale of Stock, Number of Units will be offered in Proposed Public Offering		82,800,000